Noncontrolling Interests [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Noncontrolling Interest [Abstract]
Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries [Table Text Block]

	2017	2018	2019
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥202,680	¥1,228,160	¥718,645
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)	—	(34,751)	—
Other	(429)	8,006	(78)

Net transfers to the noncontrolling interest shareholders	(429)	(26,745)	(78)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥202,251	¥1,201,415	¥718,567